OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the six months ended September 30, 2009. These series have March 31 fiscal year end.

Date of reporting period: September 30, 2009

Item 1 – Reports to Stockholders.

Evergreen California Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen California Municipal Bond Fund for the six-month period ended September 30, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the fiscal year. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. The period ended with stocks finishing a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. In international markets, equity indexes have doubled in the developing world from their lows of last year, while the market gains in developed economies have been somewhat more muted.

At the end of the period, the Federal Reserve (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

Considering falling home prices and rising unemployment, along with oil prices that are 50% below the levels from the same period last year, concerns about inflationary pressures during the period appear to have been overblown. Indeed, at the midpoint in the fiscal year, market interest rates apparently reflect this assessment—despite rising federal outlays—with the yield on the benchmark 10-year Treasury note having fallen below 3.5% at the end of the period. Though market interest rates remain low by

1

LETTER TO SHAREHOLDERS continued

historical standards, the spread, or interest rate differential, between the federal funds rate and the 10-year Treasury is among its widest levels in history.

In this challenging environment, managers of Evergreen’s state municipal bond funds positioned their portfolios conservatively, increasing exposure to the long end of the market, where curve flattening had the most impact on fund performance, while also looking for opportunities to upgrade the overall quality of portfolio holdings. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of September 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers†:

Mathew M. Kiselak; Stephen Galiani

†     Effective November 1, 2009, Mr. Galiani became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

6-month return with sales charge	5.93%	5.84%	9.84%	N/A

6-month return w/o sales charge	11.25%	10.84%	10.84%	11.39%

Average annual return*

1-year with sales charge	7.13%	6.61%	10.61%	N/A

1-year w/o sales charge	12.44%	11.61%	11.61%	12.72%

5-year	1.95%	1.84%	2.19%	3.22%

10-year	4.11%	4.09%	4.09%	4.82%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 5-Year Municipal Bond Index (BC5YMBI), the Barclays Capital California Municipal Bond Index (BCCAMBI) and the Consumer Price Index (CPI).

The BC5YMBI and the BCCAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

5

FUND AT A GLANCE continued

This section left intentionally blank

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

The issuer of a debt security may be unable to pay interest and principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates.

Distributions of capital gains and other taxable income will be subject to applicable federal, state, and local income taxes. Distributions of income and gains arising from the fund’s use of derivatives will be subject to applicable federal, state, and local income taxes.

All data is as of September 30, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	4/1/2009	9/30/2009	During Period*

Actual
Class A	$1,000.00	$1,112.50	$4.50
Class B	$1,000.00	$1,108.39	$8.46
Class C	$1,000.00	$1,108.39	$8.46
Class I	$1,000.00	$1,113.88	$3.18
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.81	$4.31
Class B	$1,000.00	$1,017.05	$8.09
Class C	$1,000.00	$1,017.05	$8.09
Class I	$1,000.00	$1,022.06	$3.04

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income	0.22	0.44	0.39	0.35	0.35	0.32
Net realized and unrealized gains or losses on investments	0.87	(0.77)	(0.46)	0.21	(0.03)[1]	(0.20)

Total from investment operations	1.09	(0.33)	(0.07)	0.56	0.32	0.12

Distributions to shareholders from
Net investment income	(0.23)	(0.43)	(0.40)	(0.35)	(0.34)	(0.32)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.23)	(0.43)	(0.43)	(0.44)	(0.44)	(0.43)

Net asset value, end of period	$10.62	$9.76	$10.52	$11.02	$10.90	$11.02

Total return[2]	11.25%	(3.16)%	(0.70)%	5.17%	2.99%	1.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$216,801	$209,976	$302,452	$7,900	$4,633	$8,411
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%[3]	0.85%	0.85%	0.94%	0.94%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.85%[3]	0.85%	0.90%	0.99%	0.98%	0.99%
Net investment income	4.33%[3]	4.28%	3.75%	3.17%	3.14%	2.92%
Portfolio turnover rate	35%	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income	0.18	0.36	0.32	0.27	0.27	0.25
Net realized and unrealized gains or losses on investments	0.87	(0.77)	(0.48)	0.21	(0.02)[1]	(0.21)

Total from investment operations	1.05	(0.41)	(0.16)	0.48	0.25	0.04

Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.31)	(0.27)	(0.27)	(0.24)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.19)	(0.35)	(0.34)	(0.36)	(0.37)	(0.35)

Net asset value, end of period	$10.62	$9.76	$10.52	$11.02	$10.90	$11.02

Total return[2]	10.84%	(3.89)%	(1.45)%	4.40%	2.28%	0.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$717	$699	$868	$1,017	$1,137	$1,141
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%[3]	1.60%	1.63%	1.69%	1.69%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.60%[3]	1.60%	1.63%	1.69%	1.69%	1.69%
Net investment income	3.58%[3]	3.54%	2.91%	2.43%	2.38%	2.22%
Portfolio turnover rate	35%	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income	0.18	0.35	0.31	0.27	0.27	0.25
Net realized and unrealized gains or losses on investments	0.87	(0.76)	(0.47)	0.21	(0.02)[1]	(0.21)

Total from investment operations	1.05	(0.41)	(0.16)	0.48	0.25	0.04

Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.31)	(0.27)	(0.27)	(0.24)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.19)	(0.35)	(0.34)	(0.36)	(0.37)	(0.35)

Net asset value, end of period	$10.62	$9.76	$10.52	$11.02	$10.90	$11.02

Total return[2]	10.84%	(3.89)%	(1.45)%	4.40%	2.28%	0.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,289	$2,864	$3,138	$4,228	$4,445	$4,049
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%[3]	1.60%	1.63%	1.69%	1.69%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.60%[3]	1.60%	1.63%	1.69%	1.69%	1.69%
Net investment income	3.58%[3]	3.56%	2.90%	2.43%	2.39%	2.21%
Portfolio turnover rate	35%	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income	0.23	0.46	0.42	0.38	0.38	0.36
Net realized and unrealized gains or losses on investments	0.87	(0.77)	(0.47)	0.21	(0.02)[1]	(0.20)

Total from investment operations	1.10	(0.31)	(0.05)	0.59	0.36	0.16

Distributions to shareholders from
Net investment income	(0.24)	(0.45)	(0.42)	(0.38)	(0.38)	(0.36)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.24)	(0.45)	(0.45)	(0.47)	(0.48)	(0.47)

Net asset value, end of period	$10.62	$9.76	$10.52	$11.02	$10.90	$11.02

Total return	11.39%	(2.92)%	(0.45)%	5.44%	3.30%	1.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,417	$13,717	$23,626	$27,401	$39,989	$41,798
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%[2]	0.60%	0.63%	0.69%	0.69%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.60%[2]	0.60%	0.63%	0.69%	0.69%	0.69%
Net investment income	4.58%[2]	4.51%	3.91%	3.43%	3.39%	3.20%
Portfolio turnover rate	35%	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.0%
AIRPORT 5.5%
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	$2,000,000	$2,137,280
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A, 5.75%, 05/01/2025	3,475,000	3,727,667
Santa Barbara, CA Fin. Auth. RB, Arpt. Proj., 5.00%, 07/01/2039	6,685,000	6,978,271

		12,843,218

EDUCATION 3.7%
California Edl. Facs. Auth. RB, Pomona College Proj., Ser. A, 5.00%, 01/01/2024	1,000,000	1,151,780
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	4,165,462
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	3,223,230

		8,540,472

GENERAL OBLIGATION – LOCAL 15.5%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,303,889
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,627,800
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,568,959
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,378,260
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,454,209
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,156,260
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Ser. A, 6.125%, 08/01/2029	4,000,000	4,288,120
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	21,379
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,298,942
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,163,631
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,858,774
5.00%, 08/01/2022	2,680,000	2,862,588
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,632,414
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,134,598
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,078,290
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	334,980

		36,163,093

GENERAL OBLIGATION – STATE 0.5%
California Refunding GO, 5.25%, 04/01/2034	1,000,000	1,164,350

HOSPITAL 15.9%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,826,240
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	2,026,360
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	6,192,234
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,038,680
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,066,390

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	$3,500,000	$3,577,210
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,230,000	3,052,350
Kaiser Permanente:
Ser. A, 5.00%, 04/01/2016	1,030,000	1,157,349
Ser. C, 5.25%, 08/01/2031	2,000,000	2,042,440
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	5,996,760
Sutter Hlth., Ser. C, 5.05%, 08/15/2038	740,000	760,202
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	792,330
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,026,640
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	467,558
5.50%, 05/15/2024	370,000	374,817
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,746,537

		37,144,097

HOUSING 7.6%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,045,240
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,300,000	2,228,033
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,331,636
California Hsg. Fin. Agcy. RB:
Home Mtge., Ser. K, 5.60%, 08/01/2038	3,000,000	2,778,210
Ser. 3103, FRN, 1.30%, 02/01/2022	6,000,000	6,000,000
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,224,708
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,070,720

		17,678,547

INDUSTRIAL DEVELOPMENT REVENUE 6.0%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,967,060
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,628,500
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,023,800
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	5,000,000	5,004,600
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,434,315

		14,058,275

LEASE 5.7%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,670,000	1,597,305
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,245,000	2,245,651
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,347,470

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	$1,310,000	$1,326,218
Ser. B, 5.25%, 06/01/2034	2,690,000	2,753,457
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	2,059,560

		13,329,661

MISCELLANEOUS REVENUE 6.0%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,466,420
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,460,312
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,031,350
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,998,620
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	2,000,000	1,709,500
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,309,260
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	2,000,000	2,135,000

		14,110,462

PORT AUTHORITY 2.7%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	412,360
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	477,985
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	110,000	135,196
Richmond, CA Joint Powers Fin. Auth. RB, Point Potrero Proj., Ser. A, 6.25%, 07/01/2024	5,000,000	5,333,300

		6,358,841

POWER 1.5%
Central Valley, CA Fin. Auth. RRB, Carson Ice Cogeneration Proj.:
5.00%, 07/01/2019	550,000	619,580
5.25%, 07/01/2020	500,000	572,030
Sacramento, CA Cogeneration Auth. RRB, Procter & Gamble Proj.:
5.00%, 07/01/2019	700,000	792,267
5.25%, 07/01/2020	700,000	804,881
5.25%, 07/01/2021	700,000	803,691

		3,592,449

PRE-REFUNDED 1.5%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,047,360
6.45%, 06/01/2030	2,300,000	2,413,551
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	45,000	49,265

		3,510,176

RESOURCE RECOVERY 3.9%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	8,996,650

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 1.3%
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Ser. E, 5.00%, 07/01/2027 #	$2,775,000	$3,011,125

SPECIAL TAX 2.9%
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,016,780
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	4,621,850
San Francisco, CA City & Cnty. Redev Fin. Auth., Tax Allocation Mission, Ser. D, 6.625%, 08/01/2039	1,000,000	1,055,710

		6,694,340

TRANSPORTATION 8.8%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
5.80%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,009,090
5.85%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,948,100
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	7,161,302
California Toll Auth. RRB, San Francisco Bay Area Proj., Ser. F-1, 5.125%, 04/01/2039	4,000,000	4,290,680
Los Angeles, CA Metro.Trans. Auth. Sales Tax RRB, Ser. E, 5.00%, 07/01/2028 #	2,825,000	3,044,022

		20,453,194

UTILITY 2.1%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	69,288
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,821,609

		4,890,897

WATER & SEWER 2.9%
Los Angeles, CA Dept. of Water & Power RB:
Ser. A:
5.00%, 01/01/2039	1,050,000	1,138,935
5.00%, 07/01/2039	1,000,000	1,069,460
Ser. C, 5.00%, 07/01/2035	2,935,000	3,189,699
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,282,138

		6,680,232

Total Municipal Obligations (cost $211,752,588)		219,220,079

	Shares	Value

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen California Municipal Money Market Fund, Class I, 0.01% q ø ## (cost $15,352,911)	15,352,911	15,352,911

Total Investments (cost $227,105,499) 100.6%		234,572,990
Other Assets and Liabilities (0.6%)		(1,349,071)

Net Assets 100.0%		$233,223,919

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2009:

California	99.1%
U.S. Virgin Islands	0.9%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2009:

AAA	15.7%
AA	42.0%
A	26.2%
BBB	14.1%
NR	2.0%

100.0%

The following table shows the percent of total bonds based on effective maturity as of September 30, 2009:

Less than 1 year	4.2%
1 to 3 year(s)	0.9%
3 to 5 years	1.9%
5 to 10 years	6.3%
10 to 20 years	54.5%
20 to 30 years	26.2%
Greater than 30 years	6.0%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $211,752,588)	$219,220,079
Investments in affiliated issuers, at value (cost $15,352,911)	15,352,911

Total investments	234,572,990
Receivable for securities sold	6,251,947
Receivable for Fund shares sold	6,167
Interest receivable	2,752,335
Prepaid expenses and other assets	21,110

Total assets	243,604,549

Liabilities
Dividends payable	248,905
Payable for securities purchased	9,899,120
Payable for Fund shares redeemed	216,075
Advisory fee payable	2,227
Distribution Plan expenses payable	1,588
Due to other related parties	1,892
Accrued expenses and other liabilities	10,823

Total liabilities	10,380,630

Net assets	$233,223,919

Net assets represented by
Paid-in capital	$236,359,953
Overdistributed net investment income	(48,893)
Accumulated net realized losses on investments	(10,554,632)
Net unrealized gains on investments	7,467,491

Total net assets	$233,223,919

Net assets consists of
Class A	$216,801,215
Class B	717,160
Class C	3,288,623
Class I	12,416,921

Total net assets	$233,223,919

Shares outstanding (unlimited number of shares authorized)
Class A	20,421,812
Class B	67,554
Class C	309,780
Class I	1,169,633

Net asset value per share
Class A	$10.62
Class A — Offering price (based on sales charge of 4.75%)	$11.15
Class B	$10.62
Class C	$10.62
Class I	$10.62

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2009 (unaudited)

Investment income
Interest	$5,905,825
Income from affiliated issuers	3,776

Total investment income	5,909,601

Expenses
Advisory fee	399,086
Distribution Plan expenses
Class A	264,648
Class B	3,507
Class C	15,285
Administrative services fee	114,024
Transfer agent fees	73,233
Trustees’ fees and expenses	1,741
Printing and postage expenses	15,846
Custodian and accounting fees	31,322
Registration and filing fees	26,179
Professional fees	19,550
Other	3,999

Total expenses	968,420
Less: Expense reductions	(21)

Net expenses	968,399

Net investment income	4,941,202

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(1,465,868)
Net change in unrealized gains or losses on securities in unaffiliated issuers	20,891,274

Net realized and unrealized gains or losses on investments	19,425,406

Net increase in net assets resulting from operations	$24,366,608

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2009 (unaudited)		Year Ended March 31, 2009

Operations
Net investment income		$4,941,202		$11,696,648
Net realized losses on investments		(1,465,868)		(8,607,407)
Net change in unrealized gains or losses on investments		20,891,274		(13,026,276)

Net increase (decrease) in net assets resulting from operations		24,366,608		(9,937,035)

Distributions to shareholders from
Net investment income
Class A		(4,725,242)		(10,618,447)
Class B		(13,034)		(28,075)
Class C		(56,749)		(101,891)
Class I		(295,584)		(824,198)

Total distributions to shareholders		(5,090,609)		(11,572,611)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	316,786	3,191,623	507,123	5,078,887
Class B	409	4,107	20,484	211,566
Class C	40,114	402,566	78,010	773,182
Class I	174,369	1,779,013	389,508	3,983,103

		5,377,309		10,046,738

Net asset value of shares issued in reinvestment of distributions
Class A	336,456	3,410,769	787,153	7,912,971
Class B	460	4,672	1,106	11,147
Class C	3,040	30,803	5,352	53,478
Class I	8,207	83,153	22,782	228,523

		3,529,397		8,206,119

Automatic conversion of Class B shares to Class A shares
Class A	31	313	1,841	18,101
Class B	(31)	(313)	(1,841)	(18,101)

		0		0

Payment for shares redeemed
Class A	(1,755,983)	(17,648,116)	(8,534,069)	(85,899,622)
Class B	(4,940)	(49,690)	(30,606)	(307,048)
Class C	(26,977)	(272,642)	(88,121)	(872,604)
Class I	(419,058)	(4,244,709)	(1,252,991)	(12,491,070)

		(22,215,157)		(99,570,344)

Net decrease in net assets resulting from capital share transactions		(13,308,451)		(81,317,487)

Total increase (decrease) in net assets		5,967,548		(102,827,133)
Net assets
Beginning of period		227,256,371		330,083,504

End of period		$233,223,919		$227,256,371

Undistributed (overdistributed) net investment income		$(48,893)		$100,514

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 24, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the six months ended September 30, 2009, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended September 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended September 30, 2009, EIS received $1,549 from the sale of Class A shares and $867 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $77,312,716 and $99,411,935, respectively, for the six months ended September 30, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$219,220,079	$0	$219,220,079
Short-term investments	15,352,911	0	0	15,352,911

	$15,352,911	$219,220,079	$0	$234,572,990

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Further details on the major security types listed above can be found in the Schedule of Investments.

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $227,295,377. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,481,552 and $2,203,939, respectively, with a net unrealized appreciation of $7,277,613.

As of March 31, 2009, the Fund had $5,544,003 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2009, the Fund incurred and elected to defer post-October losses of $3,528,524.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009,

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the annual commitment fee was 0.09%. During the six months ended September 30, 2009, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and descrip-

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tion of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen California Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered informa-

27

ADDITIONAL INFORMATION (unaudited) continued

tion regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in various states and the effect of the funds’ limited investment opportunities on the funds’ historical performance records. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Barclays Capital California Municipal Bond Index. The Trustees also noted that the Fund’s Class I shares’ performance was in the fourth quintile for the three- and five-year periods ended December 31, 2008, and in the fifth quintile for the one- and ten-year periods ended December 31, 2008, of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted changes in the Fund’s portfolio management team in 2007 and 2008 and that the current portfolio management team had not yet managed the Fund for a sufficiently long period to allow for definitive conclusions about the team’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

31

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

32

This page left intentionally blank

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

568010 rv6 11/2009

Evergreen Pennsylvania Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Pennsylvania Municipal Bond Fund for the six-month period ended September 30, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the fiscal year. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. The period ended with stocks finishing a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. In international markets, equity indexes have doubled in the developing world from their lows of last year, while the market gains in developed economies have been somewhat more muted.

At the end of the period, the Federal Reserve (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

Considering falling home prices and rising unemployment, along with oil prices that are 50% below the levels from the same period last year, concerns about inflationary pressures during the period appear to have been overblown. Indeed, at the midpoint in the fiscal year, market interest rates apparently reflect this assessment—despite rising federal outlays—with the yield on the benchmark 10-year Treasury note having fallen below 3.5% at the end of the period. Though market interest rates remain low by

LETTER TO SHAREHOLDERS continued

historical standards, the spread, or interest rate differential, between the federal funds rate and the 10-year Treasury is among its widest levels in history.

In this challenging environment, managers of Evergreen’s state municipal bond funds positioned their portfolios conservatively, increasing exposure to the long end of the market, where curve flattening had the most impact on fund performance, while also looking for opportunities to upgrade the overall quality of portfolio holdings. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of September 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers†:

Mathew M. Kiselak; Robert J. Miller

†      Effective November 1, 2009, Mr. Miller became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

6-month return with sales charge	8.55%	8.63%	12.60%	N/A

6-month return w/o sales charge	14.00%	13.63%	13.60%	14.14%

Average annual return*

1-year with sales charge	8.43%	8.04%	12.02%	N/A

1-year w/o sales charge	13.85%	13.04%	13.02%	14.13%

5-year	2.56%	2.47%	2.82%	3.85%

10-year	4.09%	3.90%	3.90%	4.87%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI), the Barclays Capital Pennsylvania Municipal Bond Index (BCPAMBI) and the Consumer Price Index (CPI).

The BCMBI and the BCPAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

FUND AT A GLANCE continued

This section left intentionally blank

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

The issuer of a debt security may be unable to pay interest and principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates.

Distributions of capital gains and other taxable income will be subject to applicable federal, state, and local income taxes. Distributions of income and gains arising from the fund’s use of derivatives will be subject to applicable federal, state, and local income taxes.

All data is as of September 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	4/1/2009	9/30/2009	During Period*

Actual
Class A	$1,000.00	$1,140.01	$4.08
Class B	$1,000.00	$1,136.27	$8.09
Class C	$1,000.00	$1,136.04	$8.09
Class I	$1,000.00	$1,141.41	$2.74
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.26	$3.85
Class B	$1,000.00	$1,017.50	$7.64
Class C	$1,000.00	$1,017.50	$7.64
Class I	$1,000.00	$1,022.51	$2.59

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.76% for Class A, 1.51% for Class B, 1.51% for Class C and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2009
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.95	$10.84	$11.32	$11.25	$11.38	$11.67

Income from investment operations
Net investment income	0.23	0.48	0.48	0.47	0.48	0.49
Net realized and unrealized gains or losses on investments	1.15	(0.89)	(0.49)	0.07	(0.14)	(0.29)

Total from investment operations	1.38	(0.41)	(0.01)	0.54	0.34	0.20

Distributions to shareholders from
Net investment income	(0.24)	(0.48)	(0.47)	(0.47)	(0.47)	(0.49)

Net asset value, end of period	$11.09	$9.95	$10.84	$11.32	$11.25	$11.38

Total return[1]	14.00%	(3.79)%	(0.05)%	4.86%	3.04%	1.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,703	$45,158	$48,045	$55,565	$57,847	$60,367
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.76%[3]	0.73%	0.71%	0.74%	0.69%[2]	0.69%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.76%[3]	0.73%	0.76%	0.79%	0.73%[2]	0.70%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.76%[3]	0.72%	0.68%	0.66%	0.67%	0.69%
Interest and fee expense[4]	0.00%[3]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income	4.49%[3]	4.67%	4.27%	4.13%	4.22%	4.26%
Portfolio turnover rate	24%	35%	21%	33%	43%	28%

1	Excluding applicable sales charges
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2009
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.91	$10.80	$11.27	$11.21	$11.34	$11.62

Income from investment operations
Net investment income	0.19 [1]	0.40 [1]	0.37	0.36	0.39	0.40
Net realized and unrealized gains or losses on investments	1.15	(0.89)	(0.45)	0.08	(0.13)	(0.28)

Total from investment operations	1.34	(0.49)	(0.08)	0.44	0.26	0.12

Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.39)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$11.05	$9.91	$10.80	$11.27	$11.21	$11.34

Total return[2]	13.63%	(4.54)%	(0.73)%	4.00%	2.32%	1.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,240	$11,287	$18,324	$24,725	$31,415	$36,841
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.51%[4]	1.47%	1.46%	1.49%	1.43%[3]	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.51%[4]	1.47%	1.46%	1.49%	1.43%[3]	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%[4]	1.46%	1.43%	1.41%	1.41%	1.40%
Interest and fee expense[5]	0.00%[4]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income	3.75%[4]	3.89%	3.51%	3.38%	3.48%	3.55%
Portfolio turnover rate	24%	35%	21%	33%	43%	28%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Annualized
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2009
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.93	$10.82	$11.29	$11.23	$11.36	$11.64

Income from investment operations
Net investment income	0.19	0.40	0.38	0.37	0.40	0.40
Net realized and unrealized gains or losses on investments	1.15	(0.88)	(0.46)	0.07	(0.14)	(0.28)

Total from investment operations	1.34	(0.48)	(0.08)	0.44	0.26	0.12

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.39)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$11.07	$9.93	$10.82	$11.29	$11.23	$11.36

Total return[1]	13.60%	(4.52)%	(0.72)%	4.00%	2.32%	1.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,170	$8,387	$9,896	$11,539	$13,431	$13,453
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.51%[3]	1.48%	1.46%	1.49%	1.43%[2]	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.51%[3]	1.48%	1.46%	1.49%	1.43%[2]	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%[3]	1.47%	1.43%	1.41%	1.41%	1.40%
Interest and fee expense[4]	0.00%[3]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income	3.74%[3]	3.91%	3.52%	3.38%	3.47%	3.55%
Portfolio turnover rate	24%	35%	21%	33%	43%	28%

1	Excluding applicable sales charges
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2009
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.95	$10.84	$11.31	$11.25	$11.38	$11.67

Income from investment operations
Net investment income	0.25	0.51	0.50	0.49	0.51	0.52
Net realized and unrealized gains or losses on investments	1.14	(0.89)	(0.47)	0.07	(0.13)	(0.29)

Total from investment operations	1.39	(0.38)	0.03	0.56	0.38	0.23

Distributions to shareholders from
Net investment income	(0.25)	(0.51)	(0.50)	(0.50)	(0.51)	(0.52)

Net asset value, end of period	$11.09	$9.95	$10.84	$11.31	$11.25	$11.38

Total return	14.14%	(3.55)%	0.29%	5.04%	3.35%	2.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$325,362	$332,597	$555,535	$730,018	$781,411	$777,904
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.51%[2]	0.47%	0.45%	0.49%	0.43%[1]	0.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.51%[2]	0.47%	0.45%	0.49%	0.43%[1]	0.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.51%[2]	0.46%	0.42%	0.41%	0.41%	0.40%
Interest and fee expense[3]	0.00%[2]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income	4.74%[2]	4.88%	4.51%	4.38%	4.47%	4.55%
Portfolio turnover rate	24%	35%	21%	33%	43%	28%

1	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.1%
AIRPORT 3.0%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,859,040
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,009,420
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,690,310
5.50%, 07/01/2017	1,250,000	1,291,512

		11,850,282

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,051,150

CONTINUING CARE RETIREMENT COMMUNITY 7.4%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	9,000,000	8,023,410
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 5.20%, 07/01/2012	1,500,000	1,499,265
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,169,155
5.00%, 12/15/2015	1,085,000	1,108,349
5.125%, 12/15/2020	2,150,000	1,973,205
Ser. B, 4.65%, 12/15/2029	4,625,000	4,555,024
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,524,450
5.00%, 11/15/2017	2,360,000	2,386,644
5.00%, 11/15/2022	6,000,000	5,920,200
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,000,460

		29,160,162

EDUCATION 22.3%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	5,000,000	5,006,650
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,465,026
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,485,428
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	837,478
6.25%, 12/15/2027	2,370,000	2,086,572
Cumberland Cnty., PA Muni. Auth. RB, Dickinson College, Ser. HH1, 5.00%, 11/01/2039	1,200,000	1,206,564
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,053,920
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	1,000,000	1,029,390
Ser. A, 5.25%, 04/15/2014	1,000,000	1,097,020
Latrobe, PA IDA RB, St. Vincent College Proj., 5.375%, 05/01/2024	3,500,000	3,507,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College, 5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	$2,335,000	$2,349,150
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	7,475,000	7,866,466
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	5,210,000	4,998,734
Pennsylvania Higher Edl. Facs. Auth. RB, Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,278,160
5.00%, 07/15/2039	1,000,000	918,860
5.25%, 07/15/2024	2,000,000	2,016,860
5.40%, 07/15/2036	4,500,000	4,412,160
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	3,073,224
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	5,273,782
Univ. of Pennsylvania, Ser. A, 5.00%, 09/01/2017	2,000,000	2,364,580
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,552,915
Pennsylvania State Univ. RB, Ser. A:
5.00%, 03/01/2023, (Insd. by GO of Univ.)	3,000,000	3,453,210
5.00%, 03/01/2026, (Insd. by GO of Univ.)	500,000	564,435
Pennsylvania State Univ. RRB, Ser. A, 5.00%, 08/15/2027	1,750,000	1,939,070
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,694,205
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	860,000	840,487
5.625%, 08/15/2025	3,540,000	3,298,749
Ser. A, 5.30%, 09/15/2027	5,150,000	4,545,236
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	3,351,730
5.00%, 03/01/2027	2,600,000	2,546,622
5.00%, 03/01/2037	5,500,000	5,194,365

		88,308,573

ELECTRIC REVENUE 0.7%
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,632,050

GENERAL OBLIGATION – LOCAL 6.3%
Berks Cnty., PA Refunding GO:
5.00%, 11/15/2021	5,000,000	5,783,850
5.00%, 11/15/2022	5,000,000	5,749,000
Central Bucks Sch. Dist., PA Refunding GO, 5.00%, 05/15/2025, (Insd. by State Aid Withholding)	6,400,000	7,229,120
Downingtown Sch. Dist., PA Refunding GO, Ser. AA, 5.00%, 11/01/2018, (Insd. by State Aid Withholding)	4,000,000	4,736,800
Montgomery Cnty., PA Refunding GO, Ser. A, 5.00%, 12/01/2018	1,165,000	1,401,134

		24,899,904

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 4.1%
Pennsylvania GO:
Ser. 1:
5.00%, 05/15/2024	$4,305,000	$4,885,917
5.00%, 05/15/2027	5,000,000	5,577,650
Ser. 2, 5.00%, 04/15/2027	5,000,000	5,629,800

		16,093,367

HOSPITAL 14.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	7,800,000	8,614,086
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,977,788
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,300,048
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RRB, Pinnacle Hlth. Sys. Proj., Ser. A, 6.00%, 06/01/2036	1,915,000	2,039,092
Geisinger, PA Hlth. Sys. Auth. RB, Ser. A, 5.25%, 06/01/2039	3,000,000	3,150,630
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,917,600
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,461,765
5.125%, 01/01/2037	1,415,000	1,355,796
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	10,000,000	10,160,000
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A, 5.50%, 07/01/2022	4,400,000	4,475,900
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,298,360
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	3,550,000	2,906,385
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018	6,850,000	6,892,538
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,467,211
6.25%, 06/01/2022	1,750,000	1,825,915

		58,843,114

HOUSING 0.8%
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,581,948
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	815,000	799,605

		3,381,553

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.5%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	$11,000,000	$10,302,380
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	7,500,000	7,728,750
7.00%, 11/01/2021	1,500,000	1,550,850
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	6,000,000	6,083,640

		25,665,620

LEASE 2.4%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,176,480
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,989,900
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,530,325

		9,696,705

MISCELLANEOUS REVENUE 6.6%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	15,000,000	16,627,350
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,322,980
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	1,001,720
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	1,996,211
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,053,970
5.50%, 04/15/2022	500,000	515,580
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,610,325

		26,128,136

PRE-REFUNDED 3.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,105,420
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,356,845
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj., Ser. A, 6.30%, 12/15/2018	2,015,000	2,168,261
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,150,800
6.00%, 10/01/2034	1,400,000	1,611,120
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,712,734
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	580,000	675,398
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth., ETM, 5.375%, 05/15/2028	1,620,000	1,747,948

		15,528,526

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 3.0%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	$2,500,000	$2,476,325
Ser. G, 5.125%, 12/01/2015	1,850,000	1,667,683
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	7,645,976

		11,789,984

SPECIAL TAX 0.8%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,006,470
5.625%, 10/01/2025	2,250,000	2,261,610

		3,268,080

TRANSPORTATION 8.5%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,155,360
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	4,235,850
Ser. B, 5.25%, 06/01/2039	10,765,000	11,717,487
Ser. C, 6.25%, 06/01/2038, (Insd. by Assured Guaranty Corp.)	13,000,000	15,419,820

		33,528,517

WATER & SEWER 5.6%
Pennsylvania EDFA Water Facs. RB, Aqua Pennsylvannia, Inc., Ser. A, 5.00%, 10/01/2039	12,115,000	12,768,362
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,464,560
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,805,481

		22,038,403

Total Municipal Obligations (cost $378,668,137)		383,864,126

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.30% q ø (cost $6,081,123)	6,081,123	6,081,123

Total Investments (cost $384,749,260) 98.6%		389,945,249
Other Assets and Liabilities 1.4%		5,530,411

Net Assets 100.0%		$395,475,660

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2009:

Pennsylvania	96.1%
South Carolina	0.9%
U.S. Virgin Islands	0.8%
Nevada	0.3%
Florida	0.3%
Non-state specific	1.6%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2009:

AAA	11.0%
AA	32.4%
A	22.6%
BBB	27.1%
BB	0.8%
NR	6.1%

100.0%

The following table shows the percent of total bonds based on effective maturity as of September 30, 2009:

Less than 1 year	3.1%
1 to 3 year(s)	5.1%
3 to 5 years	2.7%
5 to 10 years	22.9%
10 to 20 years	41.9%
20 to 30 years	20.7%
Greater than 30 years	3.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $378,668,137)	$383,864,126
Investments in affiliated issuers, at value (cost $6,081,123)	6,081,123

Total investments	389,945,249
Receivable for securities sold	6,727,207
Receivable for Fund shares sold	30,722
Interest receivable	5,597,483
Prepaid expenses and other assets	36,257

Total assets	402,336,918

Liabilities
Dividends payable	1,228,082
Payable for securities purchased	3,576,955
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	369,995
Interest and fee expense payable	4,717
Due to custodian bank	23,288
Advisory fee payable	3,410
Distribution Plan expenses payable	858
Due to other related parties	1,519
Accrued expenses and other liabilities	37,434

Total liabilities	6,861,258

Net assets	$395,475,660

Net assets represented by
Paid-in capital	$409,377,760
Overdistributed net investment income	(457,870)
Accumulated net realized losses on investments	(18,640,219)
Net unrealized gains on investments	5,195,989

Total net assets	$395,475,660

Net assets consists of
Class A	$51,702,843
Class B	9,240,470
Class C	9,170,112
Class I	325,362,235

Total net assets	$395,475,660

Shares outstanding (unlimited number of shares authorized)
Class A	4,660,816
Class B	836,206
Class C	828,270
Class I	29,330,167

Net asset value per share
Class A	$11.09
Class A — Offering price (based on sales charge of 4.75%)	$11.64
Class B	$11.05
Class C	$11.07
Class I	$11.09

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2009 (unaudited)

Investment income
Interest	$10,226,331
Income from affiliated issuers	15,809

Total investment income	10,242,140

Expenses
Advisory fee	615,232
Distribution Plan expenses
Class A	59,578
Class B	52,579
Class C	43,764
Administrative services fee	195,312
Transfer agent fees	31,904
Trustees’ fees and expenses	4,430
Printing and postage expenses	16,044
Custodian and accounting fees	52,342
Registration and filing fees	31,921
Professional fees	25,301
Interest and fee expense	7,538
Other	7,311

Total expenses	1,143,256
Less: Expense reductions	(37)

Net expenses	1,143,219

Net investment income	9,098,921

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(925,308)
Net change in unrealized gains or losses on securities in unaffiliated issuers	43,366,617

Net realized and unrealized gains or losses on investments	42,441,309

Net increase in net assets resulting from operations	$51,540,230

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009		Year Ended
	(unaudited)		March 31, 2009

Operations
Net investment income		$9,098,921		$25,016,727
Net realized losses on investments		(925,308)		(9,321,830)
Net change in unrealized gains or losses on investments		43,366,617		(38,721,213)

Net increase (decrease) in net assets resulting from operations		51,540,230		(23,026,316)

Distributions to shareholders from
Net investment income
Class A		(1,084,290)		(2,203,194)
Class B		(200,585)		(568,289)
Class C		(166,436)		(350,547)
Class I		(7,767,334)		(21,971,282)

Total distributions to shareholders		(9,218,645)		(25,093,312)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	155,212	1,606,131	416,231	4,386,986
Class B	17,210	180,784	73,335	738,025
Class C	34,495	358,696	101,810	1,049,262
Class I	1,250,856	13,049,204	3,168,647	33,056,696

		15,194,815		39,230,969

Net asset value of shares issued in reinvestment of distributions
Class A	61,578	644,612	129,384	1,326,358
Class B	12,454	129,664	35,355	362,946
Class C	10,783	112,787	22,043	225,883
Class I	31,015	325,022	67,929	697,926

		1,212,085		2,613,113

Automatic conversion of Class B shares to Class A shares
Class A	161,082	1,683,352	281,824	2,907,376
Class B	(161,740)	(1,683,352)	(282,882)	(2,907,376)

		0		0

Payment for shares redeemed
Class A	(255,423)	(2,638,061)	(720,043)	(7,398,921)
Class B	(170,565)	(1,770,234)	(383,195)	(3,921,066)
Class C	(61,520)	(644,969)	(193,656)	(1,998,484)
Class I	(5,376,567)	(55,628,641)	(21,047,602)	(214,776,175)

		(60,681,905)		(228,094,646)

Net decrease in net assets resulting from capital share transactions		(44,275,005)		(186,250,564)

Total decrease in net assets		(1,953,420)		(234,370,192)
Net assets
Beginning of period		397,429,080		631,799,272

End of period		$395,475,660		$397,429,080

Overdistributed net investment income		$(457,870)		$(338,146)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 24, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase. For the six months ended September 30, 2009, the advisory fee was equivalent to an annual rate of 0.315% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended September 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended September 30, 2009, EIS received $655 from the sale of Class A shares and $3,110 and $81 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $91,771,597 and $136,035,347 respectively, for the six months ended September 30, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit     risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$383,864,126	$0	$383,864,126
Short-term investments	6,081,123	0	0	6,081,123

	$6,081,123	$383,864,126	$0	$389,945,249

Further details on the major security types listed above can be found in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At September 30, 2009, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$1,615,000	4.23%	$3,485,428

During the six months ended September 30, 2009, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,615,000 (on an annualized basis) and incurred interest and fee expense in the amount of $7,285.

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $384,867,883. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,463,921 and $9,386,555, respectively, with a net unrealized appreciation of $5,077,366.

As of March 31, 2009, the Fund had $11,985,156 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2016	2017

$1,869,064	$1,438,502	$894,209	$3,458,446	$4,324,935

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2009, the Fund incurred and elected to defer post-October losses of $5,713,981.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%.

During the six months ended September 30, 2009, the Fund had average borrowings outstanding of $16,645 (on an annualized basis) at an average rate of 1.52% and paid interest of $253.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered

ADDITIONAL INFORMATION (unaudited) continued

information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve

ADDITIONAL INFORMATION (unaudited) continued

as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to

ADDITIONAL INFORMATION (unaudited) continued

the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in various states and the effect of the funds’ limited investment opportunities on the funds’ historical performance records. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Barclays Capital Pennsylvania Municipal Bond Index and performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance over the same periods. The Trustees also noted a change in the Fund’s portfolio manager in 2008 and that the new portfolio management team had not yet managed the Fund for a sufficiently long period to allow for definitive conclusions about the new portfolio management team’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they

ADDITIONAL INFORMATION (unaudited) continued

noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

[3]	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568014 rv6 11/2009

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: November 27, 2009

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: November 27, 2009